Note J - Deferred Revenue	12 Months Ended
Dec. 31, 2012
Deferred Revenue Disclosure [Abstract]
Deferred Revenue Disclosure [Text Block]

NOTE J—DEFERRED REVENUE

The components of deferred revenue are as follows as of December 31:

	2012	2011

Current Portion
Maintenance contracts	$496,055	$335,246
Customer deposit	12,465	122,500
Fully deferred systems, installation and acceptance revenue	-	69,346
	508,520	527,092
Long-Term Portion
Maintenance contracts	-	1,000

Total	$508,520	$528,092

Maintenance contracts include provisions for unspecified when-and-if available product updates and customer telephone support services, and are recognized ratably over the term of the service period. Fully deferred systems, installation and acceptance revenue relates to projects that have been billed per the contractual terms, however because of undelivered elements or acceptance criteria, revenue has not yet been recognized. These amounts are expected to be completed within the next 12 months and are classified as current liabilities.

Long-term maintenance contracts are comprised of multiple year support contracts, and are recognized ratably over the applicable term.